Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 23,573	$ 30,746
Restricted cash		0
Non-current derivative assets	695	2,966
Financial liabilities:
Current derivative liabilities	5,138	7,450
Non-current derivative liabilities	1,232
Long-term debt, current and non-current	671,690	613,221
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		0
Financial liabilities:
Current derivative liabilities	1,339	2,742
Non-current derivative liabilities	705
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	695	2,966
Financial liabilities:
Current derivative liabilities	3,799	4,708
Non-current derivative liabilities	527
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	23,573	30,746
Restricted cash		0
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		0
Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Restricted cash		0
Financial liabilities:
Long-term debt, current and non-current	671,690	613,221
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		0
Financial liabilities:
Current derivative liabilities	1,339	2,742
Non-current derivative liabilities	705
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	695	2,966
Financial liabilities:
Current derivative liabilities	3,799	4,708
Non-current derivative liabilities	$ 527
Significant Unobservable Inputs (Level 3) [Member]
Financial assets:
Restricted cash		0
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset		$ 0